Share warrant obligations - Additional Information (Details) - $ / shares			6 Months Ended	12 Months Ended
	Dec. 31, 2021	Aug. 27, 2021	Jun. 30, 2022	Dec. 31, 2021
Share warrant obligation
Starting share price	$ 8.06	$ 10.67	$ 5.03	$ 8.06
Estimation Of Starting Share Price Method One
Share warrant obligation
Adjustment share price			$ 6.38
Estimated effect of loss (in percent)			11.90%
DLOM			9.80%
Starting share price			$ 5.00
Minimum. | Estimation Of Starting Share Price Method Two
Share warrant obligation
EV/EBITDA multiple			4.57
Maximum. | Estimation Of Starting Share Price Method Two
Share warrant obligation
EV/EBITDA multiple			$ 5.53